                                                            UNITED STATES
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549
                                                              FORM N-PX
                                                ANNUAL REPORT OF PROXY VOTING RECORD
                                                                 OF
                                             REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                              811-4627
  NAME OF REGISTRANT:                                              VANGUARD CONVERTIBLE SECURITIES FUND
  ADDRESS OF REGISTRANT:                                           PO BOX 2600, VALLEY FORGE, PA 19482
  NAME AND ADDRESS OF AGENT FOR SERVICE:                           HEIDI STAM
                                                                   PO BOX 876
                                                                   VALLEY FORGE, PA 19482
  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:              (610) 669-1000
  DATE OF FISCAL YEAR END:                                         NOVEMBER 30
  DATE OF REPORTING PERIOD:                                        JULY 1, 2008 - JUNE 30, 2009

  FUND:                                                            VANGUARD CONVERTIBLE SECURITIES FUND

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  ISSUER:                FIFTH THIRD BANCORP
  TICKER:                FITBP           CUSIP:     316773209
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #02: TO AMEND ARTICLE FOURTH, SECTION                             ISSUER          YES          FOR               FOR
(A)2)(D) OF THE SECOND AMENDED ARTICLES OF
INCORPORATION, AS AMENDED, TO REVISE THE TERMS OF THE
 AUTHORIZED, UNISSUED SHARES OF PREFERRED STOCK,
WITHOUT PAR VALUE, ALL AS MORE FULLY DESCRIBED IN THE
 PROXY STATEMENT.

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  ISSUER:                KEYCORP
  TICKER:                KEYPRG          CUSIP:     493267405
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #03: AMENDMENT TO ARTICLES AND REGULATIONS                        ISSUER          YES          FOR               FOR
TO REVISE THE VOTING RIGHTS OF THE SERIES B PREFERRED
 STOCK.

                                                         SIGNATURES
  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
  VANGUARD CONVERTIBLE SECURITIES FUND
  By:     /s/F. William McNabb III
             (Heidi Stam)
             F. William McNabb III*
             President, Chief Executive Officer and Trustee
  Date:   August 27, 2009
      *  By Power of Attorney.  Filed on July 24, 2009, see File Number 2-88373.
                Incorporated by Reference.